Appendix III - Changes in Other Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in Other Intangible Assets
Intangible assets at beginning of the year	€ 1,269,342	€ 1,195,302
Additions	4,339	(49,076)
Business combinations	54,421	284,729
Transfers	(516)	529
Disposals	(793)	(96)
Translation differences	58,744	(162,046)
Intangible assets at end of the year	1,385,537	1,269,342
Development costs
Changes in Other Intangible Assets
Intangible assets at beginning of the year	183,281
Intangible assets at end of the year	206,087	183,281
Currently marketed products
Changes in Other Intangible Assets
Intangible assets at beginning of the year	793,308	941,216
Business combinations	(36,154)	(38,216)
Translation differences	35,878	(109,692)
Intangible assets at end of the year	793,032	793,308
Gross carrying amount
Changes in Other Intangible Assets
Intangible assets at beginning of the year	1,841,207	1,682,673
Additions	75,739	80,126
Business combinations	60,293	284,729
Transfers	(762)	529
Disposals	(1,909)	(207)
Translation differences	80,172	(206,643)
Intangible assets at end of the year	2,054,740	1,841,207
Gross carrying amount | Development costs
Changes in Other Intangible Assets
Intangible assets at beginning of the year	311,694	142,693
Additions	55,439	43,152
Business combinations		142,529
Disposals	(36)	(81)
Translation differences	10,215	(16,599)
Intangible assets at end of the year	377,312	311,694
Gross carrying amount | Concessions, patents, licenses brands & similar
Changes in Other Intangible Assets
Intangible assets at beginning of the year	182,885	60,471
Business combinations	6,225	142,174
Disposals	(757)
Translation differences	8,057	(19,760)
Intangible assets at end of the year	196,410	182,885
Gross carrying amount | Computer software
Changes in Other Intangible Assets
Intangible assets at beginning of the year	174,945	168,623
Additions	20,252	19,626
Business combinations	34,319	26
Transfers	(762)	529
Disposals	(1,116)	(126)
Translation differences	6,785	(13,733)
Intangible assets at end of the year	234,423	174,945
Gross carrying amount | Currently marketed products
Changes in Other Intangible Assets
Intangible assets at beginning of the year	1,024,376	1,162,204
Translation differences	47,451	(137,828)
Intangible assets at end of the year	1,071,827	1,024,376
Gross carrying amount | Other Intangible assets
Changes in Other Intangible Assets
Intangible assets at beginning of the year	147,307	148,682
Additions	48	17,348
Business combinations	19,749
Translation differences	7,664	(18,723)
Intangible assets at end of the year	174,768	147,307
Accumulated depreciation and amortisation
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(508,485)	(487,371)
Additions	(71,400)	(64,468)
Business combinations	(5,872)
Transfers	246
Disposals	1,116	111
Translation differences	(18,473)	43,243
Intangible assets at end of the year	(602,868)	(508,485)
Accumulated depreciation and amortisation | Development costs
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(79,349)	(72,073)
Additions	(10,660)	(5,834)
Translation differences	(98)	(1,442)
Intangible assets at end of the year	(90,107)	(79,349)
Accumulated depreciation and amortisation | Concessions, patents, licenses brands & similar
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(29,783)	(24,994)
Additions	(6,132)	(6,004)
Translation differences	(845)	1,215
Intangible assets at end of the year	(36,760)	(29,783)
Accumulated depreciation and amortisation | Computer software
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(106,319)	(99,927)
Additions	(12,918)	(13,549)
Business combinations	(5,872)
Disposals	1,116	111
Translation differences	(2,660)	7,046
Intangible assets at end of the year	(126,653)	(106,319)
Accumulated depreciation and amortisation | Currently marketed products
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(231,068)	(220,988)
Additions	(36,154)	(38,216)
Translation differences	(11,573)	28,136
Intangible assets at end of the year	(278,795)	(231,068)
Accumulated depreciation and amortisation | Other Intangible assets
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(61,966)	(69,389)
Additions	(5,536)	(865)
Transfers	246
Translation differences	(3,297)	8,288
Intangible assets at end of the year	(70,553)	(61,966)
Accumulated impairment | Other Intangible assets
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(63,380)
Additions		(64,734)
Translation differences	(2,955)	1,354
Intangible assets at end of the year	€ (66,335)	€ (63,380)